Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 64,690	$ 137,921	[1]
Restricted cash	47,791	47,407
Short-term investments	52,213	0
Accounts receivable	44,578	42,470
Biological assets	20,213	51,168
Inventory	154,862	187,925
Prepaids and other current assets	11,120	11,215
Assets held for sale	1,986	222
Current assets	397,453	478,328
Property, plant and equipment	123,688	268,107
Long-term investments	12,113	0
Deposits and other long-term assets	3,618	7,722
Lease receivable	3,665	5,256
Intangible assets	31,441	45,163
Goodwill	26,651	43,871
Deferred tax assets	2,458	4,219
Total assets	601,087	852,666
Current liabilities
Accounts payable and accrued liabilities	50,592	73,605
Income taxes payable	6,959	7,601
Deferred revenue	1,270	1,074
Loans and borrowings - current portion	0	21,513
Lease liabilities - current portion	5,729	5,381
Provisions	2,380	1,689
Current liabilities	66,930	110,863
Loans and borrowings	0	40,194
Lease liabilities	18,130	37,495
Derivative liabilities	3,697	5,531
Other long-term liabilities	498	48,095
Deferred tax liabilities	0	1,897
Total liabilities	89,255	244,075
Shareholders’ equity
Share capital	7,007,226	6,991,154
Contributed surplus	160,108	158,970
Accumulated other comprehensive loss	(213,594)	(215,208)
Retained earnings (deficit)	(6,441,908)	(6,367,745)
Equity attributable to Aurora Cannabis Inc. shareholders	511,832	567,171
Non-controlling interests	0	41,420
Total shareholders’ equity	511,832	608,591
Total liabilities and shareholders’ equity	$ 601,087	$ 852,666

[1]	Adjusted for discontinued operations (Note 6).